Expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel expenses
Salaries, fees and short-term benefits	$ 4,170	$ 4,969	$ 4,513
Share-based payments	288	47	135
Employee benefits expense	4,458	5,016	4,648
Amortization	2,170	2,057	3,132
Research and development	2,101	2,278	1,547
Manufacturing	261	163	249
Inventory material costs	7,051	6,211	5,790
Write-down of inventories	277	38	1,339
Medical affairs	27	117	58
Administration	554	1,375	1,395
Selling and logistics	4,961	3,931	5,114
Professional fees	688	686	565
Expenses by nature	$ 22,548	$ 21,872	$ 23,837